Business Segments (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Business Segments (in thousands)

	Years Ended December 31,
	2019	2018	2017
Revenues:
Asset management	$2,190	2,309	2,284
Mining royalty lands	9,438	8,139	7,241
Development	1,164	1,206	1,230
Stabilized Joint Venture	10,964	10,368	4,847
	$23,756	22,022	15,602
Operating profit:
Before corporate expenses:
Asset management	$196	1,051	1,035
Mining royalty lands	8,690	7,504	6,732
Development	(2,817)	(2,104)	(1,528)
Stabilized Joint Venture	2,243	(537)	(2,018)
Operating profit before corporate expenses	8,312	5,914	4,221
Corporate expenses:
Allocated to asset management	(646)	(153)	(154)
Allocated to mining royalty lands	(169)	(214)	(167)
Allocated to Development	(1,581)	(1,984)	(1,231)
Allocated to Stabilized Joint Venture	(160)	(393)	(65)
Unallocated	—	(1,208)	(1,563)
	(2,556)	(3,952)	(3,180)
	$5,756	1,962	1,041

Interest expense	$1,054	3,103	2,741

Depreciation, depletion and amortization:
Asset management	$708	540	512
Mining royalty lands	177	198	110
Development	214	228	337
Stabilized Joint Venture	4,756	6,932	4,975
	$5,855	7,898	5,934
Capital expenditures:
Asset management	$9,487	335	221
Mining royalty lands	—	—	—
Development	631	6,396	2,218
Stabilized Joint Venture	316	563	857
	$10,434	7,294	3,296

Identifiable net assets at end of period:
Asset management	$18,468	10,593	2,960
Discontinued operations	—	3,224	176,694
Mining royalty lands	38,409	37,991	38,656
Development	179,357	119,029	46,684
Stabilized Joint Venture	133,956	138,206	144,386
Investments available for sale at fair value	137,867	165,212	—
Cash items	26,793	22,749	4,524
Unallocated corporate assets	3,298	8,484	4,830
	$538,148	505,488	418,734